Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	104,274,708
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	Drys